Filed pursuant to Rule 497(j)

Registration Nos. 333-210186 and 811-23147

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

January 2, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to FT Vest US Equity Moderate Buffer ETF – January, FT Vest U.S. Equity Moderate Buffer ETF – February, FT Vest U.S. Equity Moderate Buffer ETF – March, FT Vest U.S. Equity Moderate Buffer ETF – April, FT Vest U.S. Equity Moderate Buffer ETF – May, FT Vest U.S. Equity Moderate Buffer ETF – June, FT Vest U.S. Equity Moderate Buffer ETF – July, FT Vest U.S. Equity Moderate Buffer ETF – August, FT Vest U.S. Equity Moderate Buffer ETF – September, FT Vest U.S. Equity Moderate Buffer ETF – October, FT Vest U.S. Equity Moderate Buffer ETF – November, FT Vest U.S. Equity Moderate Buffer ETF – December, FT Vest U.S. Small Cap Moderate Buffer ETF – May, FT Vest U.S. Small Cap Moderate Buffer ETF – August, FT Vest U.S. Small Cap Moderate Buffer ETF – November, FT Vest U.S. Small Cap Moderate Buffer ETF – February, FT Vest US Equity Buffer & Premium Income ETF – September, FT Vest US Equity Buffer & Premium Income ETF – December, FT Vest US Equity Buffer & Premium Income ETF – March and FT Vest US Equity Buffer & Premium Income ETF –June, each a series of the Registrant. Post-Effective Amendment No. 607 was filed electronically with the Securities and Exchange Commission on December 29, 2025.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures